S000006016 [Member] Investment Objectives and Goals - Permanent Portfolio	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Permanent Portfolio® June 1, 2026 PORTFOLIO SUMMARY Class A — PRPDX | Class C — PRPHX | Class I — PRPFX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Permanent Portfolio® seeks to preserve and increase the purchasing power value of its shares over the long term.